Subsequent Events - Additional Information (Detail)	1 Months Ended
	Feb. 24, 2012 USD ($)	Feb. 24, 2012 CNY	Feb. 22, 2013 Dividend Declared USD ($)	Feb. 22, 2013 Dividend Declared CNY
Subsequent Event [Line Items]
Dividend declared	$ 71,636,534	446,302,773	$ 100,500,000	626,000,000
Dividend Rate			$ 0.42